Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases
Note 36—Leases
Lessor
During 2025 the Group recognized EUR 51 million of leasing income on operating leases (2024: EUR
 49
million) (see Note 5.
For finance leases, during the year the finance lease receivables increased by EUR
15

million, of which EUR 12 million non-current and 3 million current, as a result of the Intelsat acquisition.

Additionally, as part of the Intelsat acquisition, the Group acquired a contract for a lessor finance lease meeting the manufacturer criterio
n, whi
ch commenced in October 2025 with a selling loss upon commencement of EUR 1 million. The Group enters into finance leases relating to teleports, satellites/transponders, and equipment.
Amounts receivable under finance leases:

€million	2025	2024	2023
Amounts receivable under finance leases:
Year 1	4	1	—
Year 2	4	1	—
Year 3	4	1	—
Year 4	4	1	—
Year 5	2	1	—
Onwards	3	—	—

Undiscounted lease payments	21	5	—
Unguaranteed residual value	2	—	—
Less: unearned finance income	(4)	—	—

Present value of lease payments receivable	19	5	—
Impairment loss allowance	—	—	—

Net investment in finance leases	19	5	—
Net investment in finance leases analysed as:
Recoverable after 12 months	16	4	—
Recoverable within 12 months	3	1	—
Amounts recognized in the consolidated income statement (finance leases)

€million	2025	2024	2023
Selling gain/(loss) for finance leases	(1)	5	—
Finance income on the net investment in finance leases (see Note 8)	1	—	—
Lessee
The Group’s
right-of-use
assets and associated liabilities are measured at the present value of the remaining lease payments. In 2025, the present value measurement was discounted based on a range from 3.14% to 6.29%, as applicable to the maturities of the individual leases. In 2024, a single discount rate of 2.97% was used.

Amounts recognized in the consolidated statement of financial position
The Group leases office buildings, third-party transponders, ground segment assets and other fixtures and fittings, tools and equipment as set out below.

€million	Buildings	Transponders (included within Space Segment)	Ground segment	Other fixtures and fittings, tools and equipment	31 December 2025
Right-of-use assets
Cost	110	455	153	2	720
Accumulated depreciation	(16)	(32)	(25)	(1)	(74)

Total	94	423	128	1	646

€million	Buildings	Transponders (included within Space Segment)	Ground segment	Other fixtures and fittings, tools and equipment	31 December 2024
Right-of-use assets
Cost	32	27	25	2	86
Accumulated depreciation	(15)	(10)	(10)	(1)	(36)

Total	17	17	15	1	50
There were EUR 682 million (2024: EUR 39
million) additions to the right-of-use assets during 2025 out of which EUR 643 million were additions from business combination, partially offset by EUR
32 million (2024: EUR 35
million) disposals of expired assets. The depreciation charge for the year on such assets was
 EUR 62 million (2024: EUR 25 million).
Lease liabilities are presented below as at 31 December:

€ million	2025	2024
Maturity analysis—contractual undiscounted cash flows
Within one year	110	19
After one year but not more than five years	412	28
More than five years	270	8

Total	792	55

Lease liabilities included in the statement of financial position at 31 December
Current	76	19
Non-current	559	32

Total	635	51

The leases of office buildings typically run for a period of
2-10
years and leases of ground segment assets for a period of 2-15 years
.
Some leases include an option to renew the lease for an additional period after the end of the contract term. The Group assesses at lease commencement whether it is reasonably certain to exercise the extension option. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.
Lease liabilities amounting to EUR 621 million (EUR 560 million non-current and EUR 61 million current) were added as part of Intelsat acquisition (see Note 4).

Amounts recognized in the consolidated income statement
Depreciation charge of
right-of-use
assets:

€million	2025	2024	2023
Buildings	12	5	6
Space segment)	33	15	9
Ground segment	16	4	3
Other fixtures and fittings, tools and equipment	1	1	1

Total	62	25	19

Finance cost:

€million	2025	2024	2023
Interest expense	19	2	2

Total	19	2	2

The total cash outflow for leases in 2025 was EUR 60 million (2024: EUR 26 million).